UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Intermediate Fund

November 30, 2012

	Principal
	Amount	Value
Municipal Bonds – 98.86%
Corporate-Backed Revenue Bonds – 3.56%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,700,102
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	750,000	746,775
Minneapolis Community Planning & Economic Development Agency
(Limited Tax Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	520,000	529,823
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,185,000	1,215,265
		4,191,965
Education Revenue Bonds – 13.77%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,171,200
5.00% 10/1/28	1,000,000	1,188,400
Refunding 4.00% 10/1/18	1,190,000	1,393,728
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,163,630
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	281,793
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	813,758
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	511,866
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	374,215
4.50% 10/1/23	265,000	305,704
(St. Scholastica College) Series 7R
4.00% 12/1/32	350,000	369,352
4.25% 12/1/27	350,000	382,092
Series H 5.125% 12/1/30	1,000,000	1,120,910
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,722,446
Series 6-X 5.00% 4/1/24	1,000,000	1,155,630
University of Minnesota Series A
5.00% 12/1/23	1,000,000	1,248,480
5.00% 12/1/26	1,000,000	1,264,480
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt)
5.00% 8/1/18	1,500,000	1,741,544
		16,209,228
Electric Revenue Bonds – 8.71%
Central Minnesota Municipal Power Agency (Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	1,095,000	1,339,580
5.00% 1/1/23	1,000,000	1,228,980
5.00% 1/1/24	500,000	607,145
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,115,760
Hutchinson Public Utility Commission Revenue Series A 5.00% 12/1/19	500,000	614,615
Minnesota Municipal Power Agency Electric Revenue 5.25% 10/1/21	1,000,000	1,120,240
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,164,340
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,092,720
Series A 5.00% 1/1/16 (ASSURED GTY)	700,000	791,616
Southern Minnesota Municipal Power Agency System Revenue Series A
5.25% 1/1/16 (AMBAC)	500,000	568,920
Western Minnesota Municipal Power Agency Refunding Series A 4.00% 1/1/29	540,000	613,094
		10,257,010

Healthcare Revenue Bonds – 27.71%
Anoka Housing Facilities Revenue (Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	825,878
Duluth Economic Development Authority (St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	535,615
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care) 4.75% 8/1/25	500,000	531,005
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,834,485
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,258,930
Minneapolis National Marrow Donor Program Revenue 5.00% 8/1/17	1,205,000	1,343,021
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A 5.25% 8/15/25	1,000,000	1,191,600
(Health Partners Obligation Group Project) 6.00% 12/1/17	850,000	893,342
Minnesota Agricultural & Economic Development Board Health Care Revenue
(Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,023,510
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	3,012,124
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	480,273
Rochester Health Care & Housing Revenue (Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,081,072
Rochester Health Care Facilities Revenue
•(Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,172,030
•(Mayo Clinic) Series C 4.50% 11/15/38	3,000,000	3,705,899
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,118,360
Sartell Health Care Revenue (Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,124,435
6.125% 9/1/30	845,000	904,970
St. Cloud Health Care Revenue (Centracare Health System Project) Series A 5.00% 5/1/16	500,000	563,320
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollett Health Services)
5.50% 7/1/29	1,000,000	1,146,120
Series C 5.625% 7/1/26	2,500,000	2,858,624
St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,296,239
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Gillette Children's Specialty Project)	500,000	522,270
5.00% 2/1/20
5.00% 2/1/27	1,000,000	1,099,130
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,097,360
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) Series B
4.875% 5/1/19	1,000,000	1,015,410
		32,635,022
Housing Revenue Bonds – 1.41%
Minneapolis Multifamily Housing Revenue Refunding (Trinity Apartments) Series A
6.75% 5/1/21 (HUD)	1,325,000	1,327,160
Minnesota Housing Finance Agency Residential Housing Series I 5.10% 7/1/20 (AMT)	330,000	330,607
		1,657,767
Lease Revenue Bonds – 6.99%
Puerto Rico Public Finance (Commonwealth Appropriate) Series B 6.00% 8/1/25	1,125,000	1,298,914
St. Paul Housing & Redevelopment Authority Refunding (Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,164,930
Minnesota State General Fund Revenue Appropriations Series B
4.00% 3/1/26	1,500,000	1,734,810
5.00% 3/1/27	1,000,000	1,251,560
5.00% 3/1/29	1,500,000	1,863,315
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	921,386
		8,234,915
Local General Obligation Bonds – 17.21%
Anoka County Capital Improvements Series C 5.00% 2/1/27	500,000	590,685

Anoka-Hennepin Independent School District #11 (School Building) Refunding 5.00% 2/1/17	1,000,000	1,178,010
Brainerd Independent School District #181 Refunding (School Building) Series A 4.00% 2/1/22	2,500,000	2,833,174
Duluth Independent School District #709 Series A 4.25% 2/1/20 (AGM)	1,710,000	1,972,776
Hennepin County Series B 4.00% 12/1/20	500,000	610,230
Mankato Independent School District #77 (School Building) 4.125% 2/1/22	1,000,000	1,147,500
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series C 5.00% 3/1/16	560,000	641,631
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,672,065
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,379,840
Robbinsdale Independent School District #281 Series A 5.00% 2/1/20	1,850,000	2,383,910
South Washington County Independent School District #833 (School Building)
Series A 4.00% 2/1/22	750,000	837,608
St. Paul Independent School District #625 (School Building) Series A 4.00% 2/1/15	1,020,000	1,096,704
Thief River Falls Independent School District #564 4.00% 2/1/30	500,000	576,370
White Bear Lake Independent School District #624 (Alternative Facilities) Series B
4.75% 2/1/22	1,000,000	1,183,330
Willmar City (Rice Memorial Hospital Project) Refunding Series A
5.00% 2/1/23	500,000	621,855
5.00% 2/1/27	440,000	537,315
		20,263,003
§Pre-Refunded/Escrowed to Maturity Bonds – 4.69%
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series C 5.00% 3/1/28-16	1,000,000	1,120,510
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding
Series C 5.00% 3/1/18-15	1,000,000	1,102,290
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series A 6.125%
8/1/29-14	5,000	5,341
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.50% 7/1/25-14	1,500,000	1,621,200
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,174,060
5.75% 7/1/18	400,000	502,104
		5,525,505
Special Tax Revenue Bonds – 3.95%
@Minneapolis Tax Increment Revenue (Ivy Tower Project) 5.50% 2/1/22	415,000	404,766
Minnesota 911 Revenue (Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,444,720
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,381,688
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,155,890
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue First Subordinate
Un-refunded Series A 6.125% 8/1/29	245,000	259,308
		4,646,372
State General Obligation Bonds – 4.06%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,246,200
State Trunk Highway Series B 5.00% 10/1/22	400,000	515,444
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,268,790
Series D 4.00% 8/1/17	645,000	746,407
		4,776,841
Transportation Revenue Bonds – 4.38%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Refunding
Senior Series A
5.00% 1/1/13 (AMT)	500,000	502,040
5.00% 1/1/22 (AMBAC)	1,260,000	1,450,083
Senior Series B
5.00% 1/1/22 (AMT)	1,000,000	1,182,090
5.00% 1/1/26	710,000	860,208
Subordinate Series D 5.00% 1/1/22 (AMT)	1,000,000	1,168,120
		5,162,541
Water & Sewer Revenue Bonds – 2.42%

Minnesota Public Facilities Authority Series A 5.00% 3/1/22	1,000,000	1,312,300
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,536,171
		2,848,471
Total Municipal Bonds (cost $106,952,187)		116,408,640

	Number of
	Shares
Short-Term Investment – 0.05%
Money Market Mutual Fund – 0.05%
Minnesota Municipal Cash Trust	58,242	58,242
Total Short-Term Investment (cost $58,242)		58,242

Total Value of Securities – 98.91%
(cost $107,010,429)		116,466,882
Receivables and Other Assets Net of Liabilities – 1.09%		1,289,428
Net Assets Applicable to 10,064,322 Shares Outstanding – 100.00%		$117,756,310

•Variable rate security. The rate shown is the rate as of November 30, 2012. Interest rates reset periodically.
@Illiquid security. At November 30, 2012, the aggregate value of illiquid securities was $404,766, which represented 0.34% of the Fund's net assets. See Note 3 in "Notes."
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY - Insured by Assured Guaranty Corporation
HUD – Housing and Urban Development Section 8

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not threshold” are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$107,010,429
Aggregate unrealized appreciation	$9,469,951
Aggregate unrealized depreciation	(13,498)
Net unrealized appreciation	$9,456,453

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2012:

	Level 1	Level 2	Total
Municipal Bonds	$-	$116,408,640	$116,408,640
Short-Term Investments	58,242	-	58,242
Total	$58,242	$116,408,640	$116,466,882

During the period ended November 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota.. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2012, 14% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: